Other Equity Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Other Equity Instruments
33. OTHER EQUITY INSTRUMENTS

				Group
	Interest rate		2022	2021
	%	Next call date	£m	£m
AT1 securities:
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	496	496
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	7.375	June 2022	—	745
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.30	March 2025	500	500
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities	4.25	March 2026	450	450
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	6.50	June 2027	750	—
			2,196	2,191
AT1 securities
The AT1 securities are perpetual and pay a quarterly distribution. At each distribution payment date, the Company can decide whether to pay the distribution, which is non-cumulative, in whole or in part. The distribution rate resets every five years. The securities will be automatically written down and the investors will lose their entire investment in the securities should the CET1 capital ratio of the Santander UK prudential consolidation group fall below 7%.
All AT1 securities are redeemable at the option of the Company, and only with the consent of the PRA.
The £450m 4.25% Fixed Rate Reset Perpetual AT1 Capital Securities and the £500m 6.30% Fixed Rate Reset Perpetual AT1 Capital Securities were fully subscribed by the Company’s immediate parent company, Banco Santander SA. £100m of the £750m 7.375% Fixed Rate Reset Perpetual AT1 Capital Securities were subscribed by Banco Santander SA.
In June 2022, Santander UK Group Holdings plc purchased and redeemed the £750m 7.375% Fixed Rate Reset Perpetual AT1 Capital Securities and issued £750m 6.50% Fixed Rate Reset Perpetual AT1 Capital Securities, which were fully subscribed by the Company’s immediate parent company, Banco Santander SA. The original securities were redeemed at par and £5m of transaction costs that were recognised against the proceeds from the original securities were transferred to retained earnings.